Statement of Financial Position - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current Assets
Total Current Assets	$ 1
Equity
Share capital	1
Accumulated loss	(18,503)
Total Equity	(18,502)
Current Liabilities
Total Liabilities	18,503
Total Equity and Liabilities	1
Alps Life Science Inc [Member]
Non-Current Assets
Property, plant and equipment	2,378,025	$ 2,591,861
Right-of-use assets	940,155	480,123
Intangible assets	728,313	837,803
Other investments
Investment in associates	1,596,176	1,506,644
Total Non-Current Assets	5,642,669	5,416,431
Current Assets
Inventories	556,215	364,137
Trade receivables	45,528	74,016
Other receivables	295,015	234,873
Amount due from associates	18,435	2,145
Tax recoverable	256,843	148,864
Cash and cash equivalents	318,932	460,467
Total Current Assets	1,490,968	1,284,502
Total Assets	7,133,637	6,700,933
Equity
Share capital	580	13,531,607	$ 11,127,521
Share application money
Merger reserves/(deficit)	10,463,980	(3,067,047)
Accumulated loss	(11,165,239)	(8,651,666)
Foreign translation reserve	(187,881)	(245,711)
Equity Attributable to the Owners of the Company	(888,560)	1,567,183
Non-controlling interests	(227,356)	(116,191)
Total Equity	(1,115,916)	1,450,992
Non-Current Liabilities
Lease liabilities	738,245	194,362
Deferred tax liabilities	21,561		7,797
Total Non-Current Liabilities	759,806	194,362
Current Liabilities
Trade and other payables	321,350	175,599
Other payables and accruals	878,421	956,063
Amount due to associates	20,763
Amount due to directors	5,972,257	3,610,711
Hire purchase liabilities		7,260
Lease liabilities	223,630	305,946
Tax liabilities	73,326
Total Current Liabilities	7,489,747	5,055,579
Total Liabilities	8,249,553	5,249,941
Total Equity and Liabilities	7,133,637	6,700,933
Cilo Cybin Holdings Limited [member]
Non-Current Assets
Property, plant and equipment	29,089
Right-of-use assets	3,708,499
Total Non-Current Assets	3,737,588
Current Assets
Other receivables	716,104
Cash and cash equivalents	58,313,065	63,275,711	77,239
Total Current Assets	59,029,169	63,275,711
Total Assets	62,766,757	63,275,711	77,239
Equity
Share capital	58,017,352	52,177,041	10,000
Accumulated loss	(682,285)	(96,569)	(552,004)
Total Equity	57,335,067	52,080,472	(542,004)
Non-Current Liabilities
Lease liabilities	3,733,392
Total Non-Current Liabilities	3,733,392
Current Liabilities
Trade and other payables	1,492,410	2,949,697	317,243
Other payables and accruals	151,648	45,093	239,513
Lease liabilities	205,887
Total Current Liabilities	1,698,297	11,195,239
Total Liabilities	5,431,689	11,195,239	619,243
Total Equity and Liabilities	62,766,757	63,275,711	77,239
Shareholders Loan		516,039	302,000
Proceeds from proposed share subscription		7,729,503
Liabilities
Loans from shareholders		$ 516,039